Intangible Assets, Net (Details) - Schedule of intangible assets, net - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Original amount:
Original amount	$ 195,440	$ 25,885
Accumulated amortization:
Accumulated amortization	(10,033)	(4,443)
INTANGIBLE ASSETS, NET	$ 185,407	21,442
Technology know-how [Member]
Original amount:
Useful life years	6 years
Original amount	$ 11,490	11,490
Accumulated amortization:
Accumulated amortization	(4,788)	(2,873)
Trade name/ trademarks [Member]
Original amount:
Original amount	$ 55,507	923
Trade name/ trademarks [Member] | Minimum [Member]
Original amount:
Useful life years	5 years
Trade name/ trademarks [Member] | Maximum [Member]
Original amount:
Useful life years	8 years
Customer relationships [Member]
Original amount:
Original amount	$ 4,802	4,802
Customer relationships [Member] | Minimum [Member]
Original amount:
Useful life years	5 years
Customer relationships [Member] | Maximum [Member]
Original amount:
Useful life years	10 years
Farmer Cooperative [Member]
Original amount:
Useful life years	6 years
Original amount	$ 24,811
Accumulated amortization:
Accumulated amortization	$ (345)
License [Member]
Original amount:
Useful life years	10 years
Original amount	$ 8,498	8,498
Accumulated amortization:
Accumulated amortization	(235)	39
Software [Member]
Original amount:
Original amount	90,332	172
Accumulated amortization:
Accumulated amortization	$ (1,518)	(2)
Software [Member] | Minimum [Member]
Original amount:
Useful life years	5 years
Software [Member] | Maximum [Member]
Original amount:
Useful life years	6 years
Trade name/ trademarks [Member]
Accumulated amortization:
Accumulated amortization	$ (859)	(174)
Customer related intangible assets [Member]
Accumulated amortization:
Accumulated amortization	$ (2,288)	$ (1,355)